SHARE-BASED COMPENSATION - Narrative (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance (in shares)				13,336,400
Shares issued during the period (in shares)	0		0	24,703	14,080
Fair value of options and RSUs granted	$ 0
2023 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Further increase shares available for grant (in shares)					1,520,000
Shares reserved for future issuance (in shares)	271,721			188,100
2024 Inducement Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance (in shares)	115,001			111,251		1
Forfeited equity awards (in shares)	3,750	111,250		111,250
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance (in shares)	62,419			62,419
Percentage of fair market value used as purchase price	85.00%			85.00%
Percent of annual earnings that may be used to purchase shares	15.00%			15.00%